PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of transaction charts of right of use assets (Detail) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		R$ 9,513,518
Additions		1,179,931	R$ 2,037,779	R$ 246,517
Ending Balance		9,958,751	9,513,518
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		11,758,004	9,747,117
Additions		1,081,575	1,919,847
Contractual adjustments		98,356	117,932
Write-offs		(14,936)	(38,578)
Transfers			34,742
Exchange differences		84,780	(23,056)
Business combination	[1]	24,157
Ending Balance		13,031,936	11,758,004	9,747,117
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(2,244,486)	(1,734,248)
Additions		(608,543)	(532,769)
Write-offs		2,968	11,317
Exchange differences		(32,612)	11,214
Business combination	[1]	(5,628)
Impairment		(184,884)
Ending Balance		(3,073,185)	(2,244,486)	(1,734,248)
Land, buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		329,821
Ending Balance		324,894	329,821
Land, buildings and improvements [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		517,089	453,718
Additions		54,516	81,911
Contractual adjustments		3,928	17,917
Write-offs		(14,196)	(25,110)
Transfers
Exchange differences		63,156	(11,347)
Business combination	[1]	21,531
Ending Balance		646,024	517,089	453,718
Land, buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(187,268)	(125,497)
Additions		(107,047)	(74,850)
Write-offs		3,610	10,166
Exchange differences		(25,523)	2,913
Business combination	[1]	(4,902)
Impairment
Ending Balance		(321,130)	(187,268)	(125,497)
Machines, equipment and installations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		374,372
Ending Balance		379,587	374,372
Machines, equipment and installations [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		521,120	268,470
Additions		62,354	233,155
Contractual adjustments		298	3,426
Write-offs		(550)	(7,084)
Transfers			34,742
Exchange differences		5,992	(11,589)
Business combination	[1]
Ending Balance		589,214	521,120	268,470
Machines, equipment and installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(146,748)	(108,651)
Additions		(59,510)	(47,435)
Write-offs		247	1,151
Exchange differences		(3,616)	8,187
Business combination	[1]
Impairment
Ending Balance		(209,627)	(146,748)	(108,651)
Wagons and locomotives [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		474,873
Ending Balance		452,115	474,873
Wagons and locomotives [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		943,428	943,096
Additions		4,420
Contractual adjustments		9,412	332
Write-offs
Transfers
Exchange differences
Business combination	[1]
Ending Balance		957,260	943,428	943,096
Wagons and locomotives [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(468,555)	(434,208)
Additions		(33,829)	(34,347)
Write-offs		(2,761)
Exchange differences
Business combination	[1]
Impairment
Ending Balance		(505,145)	(468,555)	(434,208)
Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		60,595
Ending Balance		57,867	60,595
Software [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		85,949	85,949
Additions
Contractual adjustments		1,771
Write-offs
Transfers
Exchange differences
Business combination	[1]
Ending Balance		87,720	85,949	85,949
Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(25,354)	(20,974)
Additions		(4,499)	(4,380)
Write-offs
Exchange differences
Business combination	[1]
Impairment
Ending Balance		(29,853)	(25,354)	(20,974)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		25,427
Ending Balance		122,052	25,427
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		60,164	34,743
Additions		98,445	25,541
Contractual adjustments		20
Write-offs		(190)
Transfers
Exchange differences		15,632	(120)
Business combination	[1]	2,626
Ending Balance		176,697	60,164	34,743
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(34,737)	(21,723)
Additions		(17,581)	(13,128)
Write-offs		1,872
Exchange differences		(3,473)	114
Business combination	[1]	(726)
Impairment
Ending Balance		(54,645)	(34,737)	(21,723)
Floating storage and regasification [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,495,620
Ending Balance		1,478,055	1,495,620
Floating storage and regasification [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,533,969
Additions		60,465	1,533,969
Contractual adjustments
Write-offs
Transfers
Exchange differences
Business combination	[1]
Ending Balance		1,594,434	1,533,969
Floating storage and regasification [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(38,349)
Additions		(78,030)	(38,349)
Write-offs
Exchange differences
Business combination	[1]
Impairment
Ending Balance		(116,379)	(38,349)
Railway and port infrastructure [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6,752,810
Ending Balance		7,144,181	6,752,810
Railway and port infrastructure [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		8,096,285	7,961,141
Additions		801,375	45,271
Contractual adjustments		82,927	96,257
Write-offs			(6,384)
Transfers
Exchange differences
Business combination	[1]
Ending Balance		8,980,587	8,096,285	7,961,141
Railway and port infrastructure [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,343,475)	(1,023,195)
Additions		(308,047)	(320,280)
Write-offs
Exchange differences
Business combination	[1]
Impairment		(184,884)
Ending Balance		R$ (1,836,406)	R$ (1,343,475)	R$ (1,023,195)

[1]	Right of use amounts identified in the acquisition of Compagas, see note 9.2.